Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005506 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005506 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005506 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005506 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005506 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005506 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005506 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005506 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005506 | Lam Research
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005506 | Micron Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005506 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005506 | Processors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005506 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005506 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005506 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005506 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005506 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005506 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005506 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005506 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000005507 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005507 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005507 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005507 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005507 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005507 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005507 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005507 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005507 | Lam Research
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005507 | Micron Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005507 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005507 | Processors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005507 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005507 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005507 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005507 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005507 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005507 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005507 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005507 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000169947 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169947 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169947 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169947 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169947 | Apple
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000169947 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169947 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169947 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169947 | Lam Research
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169947 | Micron Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169947 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000169947 | Processors
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000169947 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000169947 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169947 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000169947 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169947 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169947 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169947 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169947 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	24.00%